CONDENSED CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED SHARES AND CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT)	Preferred stock Previously Reported Legacy TOI Preferred Stock USD ($) shares	Preferred stock Previously Reported USD ($) shares	Preferred stock Revision of Prior Period, Adjustment Legacy TOI Preferred Stock USD ($) shares	Preferred stock Revision of Prior Period, Adjustment USD ($) shares	Preferred stock Legacy TOI Preferred Stock USD ($) shares	Preferred stock Legacy TOI Preferred Stock USN ($) shares	Preferred stock USD ($) shares	Preferred stock USN ($) shares	Common stock Previously Reported Legacy TOI Common Stock USD ($) shares	Common stock Previously Reported USD ($) shares	Common stock Revision of Prior Period, Adjustment Legacy TOI Common Stock USD ($) shares	Common stock Revision of Prior Period, Adjustment USD ($) shares	Common stock Legacy TOI Common Stock USD ($) shares	Common stock Legacy TOI Common Stock USN ($) shares	Common stock USD ($) shares	Common stock USN ($) shares	Additional paid in capital Previously Reported USD ($)	Additional paid in capital Revision of Prior Period, Adjustment USD ($)	Additional paid in capital USD ($)	Retained Earnings/ (Accumulated Deficit) Previously Reported USD ($)	Retained Earnings/ (Accumulated Deficit) Revision of Prior Period, Adjustment USD ($)	Retained Earnings/ (Accumulated Deficit) USD ($)	Previously Reported USD ($)	Revision of Prior Period, Adjustment USD ($)	USD ($)
Balance at beginning (in shares) at Dec. 31, 2019 | shares	(11,451)	0	0	0					(100)	59,101,090	0	59,101,090
Balance at beginning at Dec. 31, 2019	$ (100,114,000)	$ 0	$ 0	$ 0	$ 100,114,000	$ 11,451	$ 0	$ 0	$ 0	$ 6,000	$ 0	$ 6,000	$ 0	$ 100	$ 0	$ 0	$ 48,137,000	$ 48,231,000	$ 94,000	$ 0	$ (6,015,000)	$ (6,015,000)	$ 48,143,000	$ 42,222,000	$ (5,921,000)
Changes in Stockholders' Equity
Net income (loss)					0		0						0		0				0			(14,322,000)			(14,322,000)
Share-based compensation expense					$ 0	$ 0	$ 0	$ 0					$ 0	$ 0	$ 0	$ 0			(151,000)			0			(151,000)
Balance at ending (in shares) at Dec. 31, 2020 | shares	11,451	0	(11,451)		0	0	0	0	0	0		59,160,192	0	0	59,160,192	59,160,192
Balance at ending at Dec. 31, 2020	$ 100,000	$ 0	$ (100,000)		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0		$ 6,000	$ 0	$ 0	$ 6,000	$ 59,160,192	294,000	80,108,000	80,402,000	(52,307,000)		(52,307,000)	(52,013,000)	80,114,000	28,101,000
Changes in Stockholders' Equity
Net income (loss)																						(996,000)			(996,000)
Share-based compensation expense																			42,000						42,000
Balance at ending (in shares) at Mar. 31, 2021 | shares					0	0	0	0					0	0	66,021,829	66,021,829
Balance at ending at Mar. 31, 2021					$ 0		$ 0						$ 0		$ 7,000				100,442,000			(53,303,000)			47,146,000
Balance at beginning (in shares) at Dec. 31, 2020 | shares	11,451	0	(11,451)		0	0	0	0	0	0		59,160,192	0	0	59,160,192	59,160,192
Balance at beginning at Dec. 31, 2020	$ 100,000	$ 0	$ (100,000)		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0		$ 6,000	$ 0	$ 0	$ 6,000	$ 59,160,192	$ 294,000	$ 80,108,000	80,402,000	$ (52,307,000)		(52,307,000)	$ (52,013,000)	$ 80,114,000	28,101,000
Changes in Stockholders' Equity
Net income (loss)					$ 0	$ 0	$ 0	$ 0					$ 0	$ 0	$ 0	$ 0			0			(10,927,000)			(10,927,000)
Legacy TOI preferred stock issued and issuance of common stock (in shares) | shares					0	0	163,510	163,510					0	0	0	0
Legacy TOI preferred stock issued and issuance of common stock					$ 0	$ 0	$ 0	$ 0					$ 0	$ 0	$ 1,000	$ 14,088,850			46,098,000			0			46,099,000
Share-based compensation expense					0		$ 0						0		$ 0				24,535,000			0			24,535,000
Balance at ending (in shares) at Dec. 31, 2021 | shares							163,510	163,510							73,249,042	73,249,042
Balance at ending at Dec. 31, 2021					$ 0	$ 0	$ 0	$ 163,510					$ 0	$ 0	$ 7,000	$ 73,249,042			167,386,000			(63,234,000)			104,159,000
Changes in Stockholders' Equity
Net income (loss)																						19,286,000			19,286,000
Stock Issued During Period, Value, Restricted Stock Award, Gross																									131,998,000
Issuance of common stock upon vesting of RSUs (in shares) | shares															27,188	27,188
Share-based compensation expense																			8,553,000						8,553,000
Balance at ending (in shares) at Mar. 31, 2022 | shares							163,510	163,510							73,276,230	73,276,230
Balance at ending at Mar. 31, 2022															$ 7,000				$ 175,939,000			$ (43,948,000)			$ 131,998,000